Organization, Description of Business and Going Concern (Details) - Schedule of Company and Subsidiaries	12 Months Ended
Dec. 31, 2023
Webuy Global Ltd [Member]
Schedule of Company and Subsidiaries [Line Items]
Incorporation Date	Aug. 29, 2022
Percentage of effective ownership
Place of Incorporation	Cayman Islands
Fiscal Year	December 31
Principal Activities	Investment holding
New Retail International Pte Ltd [Member]
Schedule of Company and Subsidiaries [Line Items]
Incorporation Date	Nov. 23, 2018
Percentage of effective ownership	100.00%
Place of Incorporation	Singapore
Fiscal Year	December 31
Principal Activities	Community-oriented e-commerce platform
PT Webuy Social Indonesia [Member]
Schedule of Company and Subsidiaries [Line Items]
Incorporation Date	May 05, 2020
Percentage of effective ownership	95.00%
Place of Incorporation	Indonesia
Fiscal Year	December 31
Principal Activities	Community-oriented e-commerce platform
The Shopaholic Bear Pte Ltd [Member]
Schedule of Company and Subsidiaries [Line Items]
Incorporation Date	Apr. 06, 2021
Percentage of effective ownership	100.00%
Place of Incorporation	Singapore
Fiscal Year	December 31
Principal Activities	Community-oriented e-commerce platform
Bear Bear Pte Ltd [Member]
Schedule of Company and Subsidiaries [Line Items]
Incorporation Date	Nov. 02, 2021
Percentage of effective ownership	100.00%
Place of Incorporation	Singapore
Fiscal Year	December 31
Principal Activities	Dormant
Webuy Travel Pte. Ltd. [Member]
Schedule of Company and Subsidiaries [Line Items]
Incorporation Date	Nov. 15, 2022
Percentage of effective ownership	100.00%
Place of Incorporation	Singapore
Fiscal Year	December 31
Principal Activities	Sale of packaged-tour
PT Webuy Travel Indonesia [Member]
Schedule of Company and Subsidiaries [Line Items]
Incorporation Date	Oct. 23, 2023
Percentage of effective ownership	70.00%
Place of Incorporation	Indonesia
Fiscal Year	December 31
Principal Activities	Sale of packaged-tour
PT Buah Kita Retail [Member]
Schedule of Company and Subsidiaries [Line Items]
Incorporation Date	Oct. 23, 2023
Percentage of effective ownership	100.00%
Place of Incorporation	Indonesia
Fiscal Year	December 31
Principal Activities	Offline Retail business for “Buah Kita” brand
Webuy Advisory Pte Ltd [Member]
Schedule of Company and Subsidiaries [Line Items]
Incorporation Date	Feb. 02, 2024
Percentage of effective ownership	100.00%
Place of Incorporation	Singapore
Fiscal Year	December 31
Principal Activities	Management consultancy services